STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS - Schedule of Effects on Statutory Surplus (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices Disclosure of Favorable (Unfavorable) Effects of Statutory Surplus [Abstract]
Non-admission of goodwill	$ (66)	$ (105)
Total (net)	(66)	(105)
Insurance subsidiaries
Statutory Accounting Practices Disclosure of Favorable (Unfavorable) Effects of Statutory Surplus [Abstract]
Total (net)	4,368	4,455
Statutory Accounting Practices Disclosure of Favorable (Unfavorable) Effects on Statutory Surplus of Insurance Subsidiaries [Abstract]
Accounting for XOL Asset Value as an admitted asset	4,267	4,579
Reserving based on state specific actuarial practices	101	94
Reserving difference related to a captive insurance company	$ 0	$ (218)